Stock-Based Compensation - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting terms	Vesting terms ranging from three to five years and include 1) options that vest in one-fifth increments beginning on the grant date and continuing on each of the first four anniversaries of the grant date and 2) options that cliff-vest on the fifth anniversary of the grant date.
Stock-based compensation expense	$ 3,199	$ 3,901
1996 Equity Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares available for grant under Incentive Plan	2,278,515
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expiration date of options granted under equity incentive plan	10 years
Term of director	1 year
Restricted Stock [Member] | Percentage of awards vesting on grant date [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of awards vesting on grant date	50.00%
Restricted Stock [Member] | Percentage of Awards Vesting On Last Day of Each Directors Term [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of awards vesting on grant date	50.00%
2009 Employee Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares available for grant under Incentive Plan	327,750		279,589
Additional shares reserved under 2009 ESPP	82,084
Common Class A [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
The Company granted options for an aggregate shares of its Class A common stock	9,000
Common Class A [Member] | 1996 Equity Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares reserved for issuance to directors and employees	15,500,000
Common Class A [Member] | Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	$ 32
Common Class A [Member] | 2009 Employee Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Additional shares reserved under 2009 ESPP	82,084
Performance Based Compensation [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense related to performance based compensation agreements	$ 670
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting period	3 years
Range of awards of target number of share	0.00%
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting period	5 years
Range of awards of target number of share	100.00%